Summary of Significant Accounting Policies (Details) (USD $)	9 Months Ended		8 Months Ended	9 Months Ended
	Sep. 30, 2014	Jan. 01, 2014 Predecessor	Sep. 30, 2014 Flight Equipment	Sep. 30, 2014 Other tangible fixed assets Minimum	Sep. 30, 2014 Other tangible fixed assets Maximum
Flight equipment held for operating leases, net
Estimated economic useful life			25 years
Estimated residual (salvage) value as percentage of original manufacturing cost			15.00%
Inventory
Minimum holding period for classifying as excess inventory	4 years
Carrying value, excess inventory	$ 0
Other assets
Depreciation (as a percent)				16.00%	33.00%
Recent Accounting Guidance
Unrecognized tax benefits reclassified as a reduction of deferred tax assets for net operating loss and tax credit carryforwards		$ 127,400,000